Business Acquisition of China Management Software Institute - Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended
	May 31, 2013 Student base [Member]	May 31, 2013 China Management Software Institute [Member]	May 13, 2013 China Management Software Institute [Member] Student base [Member]	May 31, 2013 China Management Software Institute [Member] Student base [Member]	May 13, 2013 Buildings [Member] Minimum [Member] China Management Software Institute [Member]	May 13, 2013 Buildings [Member] Maximum [Member] China Management Software Institute [Member]	May 13, 2013 Property, Plant and Equipment [Member] Minimum [Member] China Management Software Institute [Member]	May 13, 2013 Property, Plant and Equipment [Member] Maximum [Member] China Management Software Institute [Member]	May 13, 2013 Land Use Rights [Member] China Management Software Institute [Member]
Business Acquisition [Line Items]
Cash		$ 68
Other current assets		14
Buildings		16,095
Property, plant and equipment		103
Land use right		1,008
Intangible assets
Intangible assets				110
Goodwill		1,829
Other current liabilities		(45)
Deferred tax liabilities		(1,727)
Total		$ 17,455
Amortization period	1 year 9 months		1 year 9 months		23 years 3 months 18 days	45 years 3 months 18 days	1 year	5 years	38 years 6 months